Exhibit 99.1

Volkswagen Auto Lease Trust 2014-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 05-30-15	PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					6/18/2015
2	Payment Date					6/22/2015
3	Collection Period				4/26/2015	5/30/2015	35
4	Monthly Interest Period - Actual				5/20/2015	6/21/2015	33
5	Monthly Interest - Scheduled						30

B. SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	325,000,000.00	154,149,554.90	—	34,256,932.83	119,892,622.07	0.3689004
8	Class A-2-B Notes	381,000,000.00	180,710,708.98	—	40,159,665.87	140,551,043.11	0.3689004
9	Class A-3 Notes	426,000,000.00	426,000,000.00	—	—	426,000,000.00	1.0000000
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

11	Equals: Total Securities	$1,499,000,000.00	$864,860,263.88	$—	$74,416,598.70	$790,443,665.18

12	Overcollateralization	269,948,825.63	296,298,928.29			296,298,928.29

13	Total Securitization Value	$1,768,948,825.63	$1,161,159,192.17			$1,086,742,593.47

14	NPV Lease Payments Receivable	765,853,915.91	306,976,793.38			274,046,093.70
15	NPV Base Residual	1,003,094,909.72	854,182,398.79			812,696,499.77

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.20000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.52000%	N/A	66,798.14	0.2055327	34,323,730.97	105.6114799
18	Class A-2-B Notes	0.39400%	0.18400%	65,266.68	0.1713036	40,224,932.55	105.5772508
19	Class A-3 Notes	0.80000%	N/A	284,000.00	0.6666667	284,000.00	0.6666667
20	Class A-4 Notes	0.99000%	N/A	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			501,864.82		74,918,463.52

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						25,919,898.15
22	Pull Ahead Waived Payments						188,399.25
23	Sales Proceeds - Early Terminations						43,139,221.61
24	Sales Proceeds via Customer - Scheduled Terminations						15,825,377.76
25	Security Deposits for Terminated Accounts						40,357.00
26	Excess Wear and Tear Received						84,584.76
27	Excess Mileage Charges Received						149,954.79
28	Other Recoveries Received						58,252.45

29	Subtotal: Total Collections						85,406,045.77

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						0.03

33	Total Available Funds, prior to Servicer Advances						85,406,045.80

34	Servicer Advance						—

35	Total Available Funds						85,406,045.80

36	Reserve Account Draw						—

37	Available for Distribution						85,406,045.80

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 80)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						967,632.66
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						501,864.82
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds					83,931,548.32
51	Regular Principal Distribution Amount					74,416,598.70
52	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						74,416,598.70
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						9,514,949.62

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-30-15	PAGE 2

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		864,860,263.88
57	Less: Aggregate Securitization Value (End of Collection Period)		(1,086,742,593.47)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		864,860,263.88
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(790,443,665.18)

63	Regular Principal Distribution Amount		74,416,598.70

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		1,086,742,593.47
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

67	Targeted Note Balance		790,443,665.18

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		85,406,045.80
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		967,632.66
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		501,864.82
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		83,931,548.32
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		83,931,548.32

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,844,744.13
87	Initial Reserve Account Balance		8,844,744.13

88	Beginning Reserve Account Balance		8,844,744.13
89	Plus: Net Investment Income for the Collection Period		625.73

90	Subtotal: Reserve Fund Available for Distribution		8,845,369.86
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,845,369.86
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		625.73

95	Equals: Ending Reserve Account Balance		8,844,744.13

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

97	Current Period Net Residual Losses:	Units	Amounts
98	Aggregate Securitization Value for Scheduled Terminated Units	978	15,032,033.21
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(15,936,280.39)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(57,201.85)
101	Less: Excess Wear and Tear Received		(84,584.76)
102	Less: Excess Mileage Received		(149,954.79)

103	Current Period Net Residual Losses/(Gains)	978	(1,195,988.58)

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	4,275	(2,186,484.98)
106	Current Period Net Residual Losses (Item 101)	978	(1,195,988.58)

107	Ending Cumulative Net Residual Losses	5,253	(3,382,473.56)

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.19%

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-30-15	PAGE 3

G. POOL STATISTICS
109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,768,948,826	1,086,742,593
111	Aggregate Base Residual Value			1,179,997,811	878,015,317
112	Number of Current Contracts			68,943	50,631
113	Weighted Average Lease Rate			2.78%	2.66%
114	Average Remaining Term			29.3	13.2
115	Average Original Term			39.2	39.4
116	Proportion of Base Prepayment Assumption Realized				143.98%
117	Actual Monthly Prepayment Speed				1.84%
118	Turn-in Ratio on Scheduled Terminations				93.87%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		53,482	1,273,015,938	1,161,159,192
120	Depreciation/Payments			(19,218,748)	(18,714,708)
121	Gross Credit Losses		(49)	(1,130,386)	(1,130,188)
122	Early Terminations - Regular		(1,506)	(37,969,875)	(35,074,973)
123	Early Terminations - Lease Pull Aheads		(318)	(4,831,512)	(4,464,697)
124	Scheduled Terminations - Purchased by Customer	986,101	(60)	(983,352)	(919,042)
125	Scheduled Terminations - Sold at Auction	900,728	(63)	(1,076,006)	(988,878)
126	Scheduled Terminations - Purchased by Dealer	13,954,981	(855)	(14,137,722)	(13,124,113)

127	Pool Balance - End of Period		50,631	1,193,668,337	1,086,742,593

128	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
129	Current		50,188	1,077,263,883	99.13%
130	31 - 90 Days Delinquent		410	8,669,117	0.80%
131	91+ Days Delinquent		33	809,594	0.07%

132	Total		50,631	1,086,742,593	100.00%

133	Credit Losses:			Units	Amounts
134	Aggregate Securitization Value on charged-off units			49	1,130,188
135	Aggregate Liquidation Proceeds on charged-off units				(442,439)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(58,252)

139	Current Period Aggregate Net Credit Losses/(Gains)			49	629,496

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			338	3,557,306
142	Current Period Net Credit Losses (Item 136)			49	629,496

143	Ending Cumulative Net Credit Losses			387	4,186,802

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.24%

145	Aging of Scheduled Maturies Not Sold				Units
146	0 - 60 Days since Contract Maturity				322
147	61 - 120 Days since Contract Maturity				5
148	121+ Days since Contract Maturity				15

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2014-A MONTHLY SERVICER CERTIFICATE For the collection period ended 05-30-15	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
7/20/2015	32,169,749
8/20/2015	38,627,385
9/20/2015	44,859,056
10/20/2015	53,202,097
11/20/2015	55,250,370
12/20/2015	47,284,699
1/20/2016	48,822,850
2/20/2016	29,298,154
3/20/2016	33,505,033
4/20/2016	57,156,472
5/20/2016	61,154,216
6/20/2016	61,227,176
7/20/2016	59,039,818
8/20/2016	64,048,814
9/20/2016	57,451,622
10/20/2016	64,483,228
11/20/2016	63,446,161
12/20/2016	58,489,055
1/20/2017	21,735,168
2/20/2017	10,966,130
3/20/2017	8,872,876
4/20/2017	23,803,177
5/20/2017	25,830,041
6/20/2017	24,136,265
7/20/2017	15,839,864
8/20/2017	7,975,636
9/20/2017	5,964,184
10/20/2017	5,268,629
11/20/2017	4,527,856
12/20/2017	2,216,876
1/20/2018	89,936
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—
1/20/2019	—
2/20/2019	—
3/20/2019	—
4/20/2019	—
5/20/2019	—
6/20/2019	—
7/20/2019	—
8/20/2019	—
9/20/2019	—
10/20/2019	—
11/20/2019	—
12/20/2019	—
1/20/2020	—
2/20/2020	—
3/20/2020	—
4/20/2020	—

Total:	1,086,742,593.47

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month